SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Impact of Adopting ASC 606 on Audited Consolidated Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Revenue	$ 115,944	$ 98,292	$ 86,512
Cost of Net Sales	83,676	65,146	58,156
Gross Profit	32,268	33,146	28,356
Net Income	4,820	$ 6,981	$ 132
Balance Without Adoption of ASC 606
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Revenue	60,438
Cost of Net Sales	32,409
Gross Profit	28,029
Net Income	581
ASU 2014-09 | Effect of Change Higher/(Lower)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Revenue	55,506
Cost of Net Sales	51,267
Gross Profit	4,239
Net Income	$ 4,239